UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $191,095 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABX AIR INC                    COM              00080S101    12079  1999893 SH       SOLE                  1999893
ASPREVA PHARMACEUTICALS CORP   COM              04538T109     5854   215701 SH       SOLE                   215701
CKE RESTAURANTS INC            COM              12561E105     9272   558200 SH       SOLE                   558200
CNX GAS CORP                   COM              12618H309    23136   771200 SH       SOLE                   771200
CONSOL ENERGY INC              COM              20854P109     6354   136000 SH       SOLE                   136000
COVANTA HLDG CORP              COM              22282E102     9000   509929 SH       SOLE                   509929
DELTA FINANCIAL CORP           COM              247918105     4797   486990 SH       SOLE                   486990
ENDEAVOUR INTL CORP            COM              29259G101      502   210000 SH       SOLE                   210000
FREESCALE SEMICONDUCTOR INC    COM CL A         35687M107    28738   990950 SH       SOLE                   990950
GREAT LAKES BANCORP INC NEW    COM              390914109     5769   330062 SH       SOLE                   330062
MASTERCARD INC                 COM              57636Q104    11376   237000 SH       SOLE                   237000
NOVELIS INC                    COM              67000X106     7617   353005 SH       SOLE                   353005
NTL INC DEL                    COM              62941W101    23937   961319 SH       SOLE                   961319
PHH CORP                       COM NEW          693320202    21295   773224 SH       SOLE                   773224
TARRAGON CORP                  COM              876287103     9242   667294 SH       SOLE                   667294
WASHINGTON GROUP INTL INC      COM NEW          938862208    12127   227353 SH       SOLE                   227353